Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

(12) Income Taxes:

The provision for income tax expense for the years ended December 31, 2017, December 31, 2016 and December 31, 2015, consisted of the following:

	2017	2016	2015
Current
Federal	$468	—	—
State	95	95	97

	563	95	97
Deferred
Federal	1,585	267	177
State	—	—	—

	1,585	267	177

	$2,148	$362	274

Total income tax expense for the years ended December 31, 2017, December 31, 2016 and December 31, 2015, differed from the amounts computed by applying the federal income tax rate of 34 percent to income before income taxes as follows:

	2017	2016	2015
Expected federal income tax expense at statutory tax rate	$1,853	1,110	911
Effect of nontaxable interest income	(345)	(452)	(458)
Effect of nontaxable bank owned life insurance income	(164)	(117)	(114)
Effect of Qualified Zone Academy Bond (QZAB)	—	(114)	(109)
State taxes on income, net of federal benefit	59	59	59
Other tax credits	(243)	(128)	(80)
Deferred tax asset revaluation	980	—	—
Non-deductible expenses	8	4	65

Total income tax expense	$2,148	362	274

Income tax rate	39.4%	11.1%	10.2%

The components of deferred taxes as of December 31, 2017 and December 31, 2016 are summarized as follows:

	2017	2016
Deferred tax assets:
Allowance for loan loss	$1,014	2,078
Accrued expenses	77	294
Net operating loss carry forward	192	454
Tax credit carry forward	651	568
Unrealized loss on securities available for sale	57	—
Intangible amortization	192	548
Other	77	242

	2,260	4,184

Deferred tax liabilities:
FHLB stock dividends	(486)	(787)
Unrealized gain on securities available for sale	—	(240)
Depreciation and amortization	(10)	(105)

	(496)	(1,132)

Net deferred tax asset	$1,764	3,052

At December 31, 2017, the Company has operating loss carry forwards of approximately $3.1 million, which begin to expire in 2034.

No valuation allowance for deferred tax assets was recorded at December 31, 2017 and December 31, 2016, as management believes it is more likely than not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years and expected future taxable income. There were no unrecognized tax benefits during any of the reported periods. The Corporation files income tax returns in the U.S. federal jurisdiction. The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2013. The Company recognizes interest and penalties on income taxes, if any, as a component of income tax expense.